Schedule Of Product Information (Details) - Advertising And Promotional Service Expense [Member] - Integer Integer in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Number Of Service Providers	428	282	121
Supplier Concentration Risk [Member]
Product Information [Line Items]
Number Of Service Providers	3	2	3
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	52.30%	48.40%	59.40%